As filed with the Securities and Exchange Commission on November 29, 2006
                                     Investment Company Act File Number 811-8054



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

DELAFIELD
FUND
INCORPORATED

                                          STATEMENT OF NET ASSETS
                                            September 30, 2006
                                                (Unaudited)

                                                    Value                                                              Value
Common Stocks (83.39%)               Shares        (Note 1)     Common Stocks (Continued)                 Shares      (Note 1)
                                     ------         ------                                                ------       ------
Chemicals (14.87%)                                              Real Estate (1.65%)
Ashland Inc.                         235,000   $  14,988,300    Kimco Realty Corporation                  175,000   $   7,502,250
Chemtura Corp.                       775,000       6,719,250                                                         ------------
Cytec Industries Inc.                213,000      11,840,670    Retail (5.83%)
FMC Corporation                      220,000      14,095,400    AFC Enterprises, Inc.*                    500,000       7,220,000
Hercules Incorporated*               940,000      14,823,800   (The) Finish Line, Inc. Class A            450,000       5,679,000
Lydall, Inc.*                        500,000       4,450,000    Foot Locker, Inc.                         400,000      10,100,000
Spartech Corporation                  25,000         669,250    Rush Enterprises, Inc. Class A*           210,000       3,502,800
                                                ------------                                                         ------------
                                                  67,586,670                                                           26,501,800
                                                ------------                                                         ------------
Computer & Computer Services (3.74%)                            Technology (6.52%)
Diebold, Incorporated                 75,000       3,264,750    Checkpoint Systems, Inc.*                 300,000       4,953,000
Keane, Inc.*                         325,000       4,683,250    Imation Corp.                             110,000       4,416,500
Pitney Bowes Inc.                    130,000       5,768,100    International Rectifier Corp.*            340,000      11,845,600
Solectron Corporation*             1,000,000       3,260,000    Vishay Intertechnology Inc.*              600,000       8,424,000
                                                ------------                                                         ------------
                                                  16,976,100                                                           29,639,100
                                                ------------                                                         ------------
Consumer Products & Services (7.76%)                            Miscellaneous (14.40%)
ElkCorp                              225,000       6,108,750    Acuity Brands Inc.                        250,000      11,350,000
Furniture Brands International, Inc. 500,000       9,520,000    Albany International Corp.                295,000       9,386,900
ProQuest Company*                    550,000       7,161,000    Cabot Corporation                         100,000       3,720,000
(The) Stanley Works                  250,000      12,462,500    Esterline Technologies Corporation*       265,000       8,946,400
                                                ------------    Global Logistics Acquisition Corporation* 410,000       3,355,850
                                                  35,252,250    Standard Motor Products, Inc.             329,000       3,944,710
                                                                Steris Corp.                              175,000       4,210,500
Energy & Energy Services (5.92%)                                Tyco International, Ltd.                  375,000      10,496,250
Chesapeake Energy Corporation        100,000       2,898,000    YRC Worldwide, Inc.*                      270,000      10,000,800
Forest Oil Corporation*               80,000       2,527,200                                                         ------------
Mariner Energy, Inc.*                173,000       3,178,010                                                           65,411,410
Murphy Oil Corporation                75,000       3,566,250                                                         ------------
Newfield Exploration Company*        125,000       4,817,500    Total Common Stocks (Cost $326,183,568)             $ 378,897,780
Southern Union Company               375,000       9,903,750                                                         ------------
                                                ------------
                                                  26,890,710                                            Face            Value
                                                ------------                                           Amount          (Note 1)
                                                                                                       ------           ------
Industrial Products (9.23%)                                     Short-Term Investments (15.92%)
Crane Co.                            150,000       6,270,000    Repurchase Agreements (15.92%)
Honeywell International Inc.         125,000       5,112,500
Kennametal Inc.                      300,000      16,995,000    Bank of America Securities Inc.,
Navistar International Corporation*  525,000      13,555,500     purchased on 09/29/06, 4.85%,
                                                ------------    due 10/022/06, repurchase
                                                  41,933,000    proceeds $72,362,235
                                                ------------    (Collateralized by 4,752,000,
Instrumentation (9.43%)                                         T-Bond, 8.125%, due 08/15/19
Fisher Scientific International Inc.* 50,000       3,912,000    T-Note, 6.500%,
Paxar Corporation*                   575,000      11,488,500    due 02/15/10, value $73,779,909)   $ 72,333,000       72,333,000
Thermo Electron Corporation*         525,000      20,648,250                                                        ------------
Zebra Technologies Corporation*      190,000       6,790,600    Total Short-Term Investments
                                                ------------      (Cost $72,333,000)                                $ 72,333,000
                                                  42,839,350                                                        ------------
                                                ------------    Total Investments (99.31%)
Metal Fabricating (4.04%)                                         (Cost $398,516,568+)                               451,230,780
Commercial Metals Company            425,000       8,640,250    Cash and other assets, net of liabilities(0.69%)       3,137,302
Material Sciences Corporation*        44,000         438,240                                                        ------------
Novelis Inc.                         185,000       4,734,150    Net Assets (100.00%),
Quanex Corporation                   150,000       4,552,500      17,355,444 shares outstanding                     $454,368,082
                                                ------------    Net asset value, offering and redemption            ============
                                                  18,365,140      price per share:                                  $      26.18
                                                                                                                    ============
--------------------------------------------------------------------------------

*   Non-income producing.

+ Aggregate cost for federal income tax purposes is $398,849,844. Aggregate gross unrealized appreciation and depreciation are based on cost for federal income tax purposes, $61,334,252 and $8,953,316 respectively, resulting in net appreciation of $52,380,936.

Note 1: Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which
approximates market value.                                             DEL3Q2006

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, Principal Executive Officer

Date: November 29, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date: November 29, 2006

* Print the name and title of each signing officer under his or her signature.